UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22875

The 504 Fund

(Exact name of registrant as specified in charter)

1741 Tiburon Drive
Wilmington, North Carolina 28403

(Address of principal executive offices) (Zip code)

Mark A. Elste
The 504 Fund
1741 Tiburon Drive
Wilmington, North Carolina 28403

(Name and address of agent for service)

Registrant's telephone number, including area code: (910) 247-4880

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

The 504 Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Interest Rate	Maturity	Principal	Fair Value

504 First Lien Loans – 88.71%
Hospitality Properties – 13.98%
D S Hospitality, LLC, California	1 Year Libor + 5.16% (5.43% Floor)	3/15/2044	$1,634,383	$1,700,314
Moses Lake Investors, LLC, Washington(a)	Prime + 2.25% (5.50% Floor)	10/1/2039	970,121	1,013,941
Vaibhav Laxmi, Inc., Illinois	5 Year Libor + 4.75% (6.50% Floor)	9/1/2026	1,659,740	1,676,454
YC Anchorage Hotel Group, L.P., Alaska	3 Year Libor + 5.18% (6.18% Floor)	5/15/2044	2,844,902	2,899,837
Total Hospitality Properties				7,290,546

Multi-Purpose Properties – 74.73%
1250 Philadelphia, LLC, California	5 Year Libor + 4.00% (5.93% Floor)	10/15/2039	2,484,857	2,669,109
413 East 53rd Street, LLC, New York	3 Year Libor + 4.17% (4.95% Floor)	2/1/2044	1,674,078	1,728,569
7410-7428 Bellaire, LLC, California	5 Year Libor + 4.00% (5.78% Floor)	9/15/2039	2,381,917	2,546,531
77 West Mount Pleasant Avenue, LLC, New Jersey	3 Year Libor + 4.00% (5.125% Floor)	5/1/2040	327,853	341,184
AKT Elevon Partners, LLC, California	5 Year Libor + 3.88% (5.70% Floor)	10/1/2045	4,276,710	4,361,090
Anthony Ghostine, Kristina J. Ghostine, California	3 Year Libor + 5.15% (6.30% Floor)	12/1/2044	399,566	408,388
BT Vineland, LLC, California	3 Year Libor + 5.40% (6.74% Floor)	1/1/2045	939,527	965,618
Caruba Properties, LLC, New Jersey	6.00% (6.00% Floor)	9/2/2036	601,748	629,320
CBERT Rifle, LLC, Utah	5 Year Libor + 4.25% (5.147% Floor)	9/1/2037	1,380,147	1,448,409
CBERT Williston, LLC, Colorado	5 Year Libor + 4.25% (5.132% Floor)	1/1/2038	1,264,009	1,309,867
CV Investment Properties, LLC, Arizona	5 Year Libor + 4.75% (6.00% Floor)	10/30/2038	624,304	663,410
Edward Adourian, LLC, California	6.66% (6.66% Floor)	3/15/2039	489,511	525,720
Greenland Group US, LLC, New Jersey	6.38% (6.38% Floor)	2/1/2037	316,195	338,225
Grigorian Investments, LLC, California	5 Year Libor +4.50% (6.33% Floor)	9/15/2039	531,591	565,225
Marcus D. Chu, Tracey Chu, California	5 Year Libor + 4.75% (6.586% Floor)	3/10/2040	1,743,073	1,879,870
None of Your Business, LLC, Illinois	3 Year Libor + 5.00% (6.25% Floor)	9/15/2044	491,175	513,341
Palomar Oaks Corp., California	5 Year Libor + 4.50% (6.28% Floor)	2/1/2039	1,309,456	1,376,448
PATC, LLC, California	3 Year Libor + 3.25% (4.36% Floor)	9/15/2044	4,029,856	4,140,113
PennRose Studios, LLC, California	3 Year Libor + 5.40% (6.63% Floor)	1/1/2045	904,757	931,312
Rayr Holdings, LLC, California	3 Year Libor + 5.775% (7.025% Floor)	7/1/2045	919,739	970,950
Ruby View Investments, LLC, Oregon(a)	5 Year Libor + 4.00% (6.50% Floor)	6/26/2037	2,044,688	2,171,315
Rug Palace, Inc. dba Rug Palace Expo, California	Prime + 2.25% (5.50% Floor)	2/15/2044	679,636	696,375
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri	1 Month Libor + 4.50%	9/12/2023	751,231	758,984
Stanley Avenue Realty, LLC, New York	4 Year Libor + 3.72% (4.77% Floor)	9/15/2044	1,903,862	1,977,237
Storage Fit, LLC, California	5 Year Libor + 5.75% (7.39% Floor)	3/1/2045	417,397	429,639
Summers Holdings, LLC, Missouri	1 Month Libor + 2.85%	4/15/2021	524,226	529,625
Watson Kellogg Property, LLC, Washington	5 Year Libor + 4.25% (5.70% Floor)	6/1/2040	642,213	690,950

The 504 Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016 (Unaudited)

	Interest Rate	Maturity	Principal	Fair Value

504 FIRST LIEN LOANS (Continued)
Multi-Purpose Properties (CONTINUED)
Watson Osburn Property, LLC, Washington	5 Year Libor + 4.25% (5.70% Floor)	6/1/2040	$513,610	$552,582
Watson RathDrum Property, LLC, Washington	5 Year Libor + 4.25% (5.70% Floor)	6/1/2040	1,348,153	1,450,464
ZC Park, LLC, Arizona	5 Year Libor + 4.00% (5.88% Floor)	10/15/2044	1,324,100	1,408,525
Total Multi-Purpose Properties				38,978,395
Total 504 First Lien Loans (identified cost of $45,341,810)				$46,268,941

	Shares	Fair Value

Short-Term Investments – 11.04%
Federated Government Obligations Fund, 0.20%(b)	5,757,863	5,757,863
Total Short-Term Investments (Cost $5,757,863)		5,757,863

Total Investments – 99.75% (Cost $51,099,673 )		52,026,804
Other Assets in Excess of Liabilities – 0.25%		130,045
Total Net Assets –100.00%		$52,156,849

(a)	Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.
(b)	The rate shown is the annualized 7-day yield as of March 31, 2016.

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Board of Trustees (the “Board”) of The 504 Fund (the “Fund”) in accordance with the policies and procedures (the “Valuation Procedures”) adopted by the Board. The Board has a standing valuation committee (the “Valuation Committee”) that is composed of members of the Adviser, the Board chairman and the Fund’s other officers, as appointed by the Board. The Valuation Committee operates under the Valuation Procedures approved by the Board. The Fund’s Valuation Committee makes quarterly reports to the Board concerning investments for which market quotations are not readily available. Investments in money market funds (short term investments) are valued at the closing NAV per share.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•            Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•            Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•            Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Hospitality Properties	$-	$-	$7,290,546	$7,290,546
Multi-purpose Properties	-	-	38,978,395	38,978,395
Short-Term Investment	5,757,863	-	-	5,757,863
Total	$5,757,863	$-	$46,268,941	$52,026,804

*	For the period ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s Policy to recognize transfers in and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of June 30, 2015	Purchase and funding of investments	Proceeds from principal payments and sales of portfolio investments	Realized Gain (Loss)	Unrealized appreciation (depreciation) on investments	Amortization of discount and premium	Balance as of March 31, 2016
Hospitality Properties	$9,582,782	$2,605,633	$(4,990,673)	$6,057	$91,754	$(5,007)	$7,290,546
Multipurpose Properties	29,280,525	9,335,922	(436,807)	-	811,673	(12,918)	38,978,395
Total Investments	$38,863,307	$11,941,555	$(5,427,480)	$6,057	$903,427	$(17,925)	$46,268,941

Change in unrealized appreciation/(depreciation) from Level 3 investments held at March 31, 2016 is $1,898,101.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of March 31 2016:

Type of Level 3 Investment	FairValue as of March 31, 2016	Valuation Technique	Unobservable Inputs	Weighted Average	Range	Impact to Fair Value from an Increase in Input

Hospitality Properties	$7,290,546	Discounted Cash Flows	Purchase Price	$101.00	$100 - 104	Decrease**
			Debt Service Coverage Ratio	2.05	1.27-2.74	N/A*
			Effective Loan to Value Ratio	50%	46% - 53%	Decrease
			Average Personal Credit Score	715	687-761	N/A*

Multipurpose Properties	38,978,395	Discounted Cash Flows	Purchase Price	$102.44	$100 -105	Decrease**
			Debt Service Coverage Ratio	1.55	1.00 - 3.28	N/A*
			Effective Loan to Value Ratio	50%	37% - 64%	Decrease
			Average Personal Credit Score	756	686 - 819	N/A*

Total Level 3 Investments	$46,268,941

*	A decrease in the input would result in a decrease in fair value.
**	An increase in the spread from the Fund's purchase price to the benchmark utilized within the fair value methodology would result in a decrease in fair value

Federal Income Taxes
At March 31, 2016, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$51,099,673

Gross unrealized appreciation	$937,573
Gross unrealized depreciation	(10,442)

Net unrealized appreciation/(depreciation) on investments	$(927,131)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The 504 Fund

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	May 27, 2016

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal financial officer)

Date	May 27, 2016